SCHEDULE OF DUE TO/ FROM FACTOR (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Outstanding receivables:
Without recourse	$ 283,849	$ 460,815	$ 808,233
With recourse	13,920	142,914	99,055
Matured funds and deposits	62,370	61,941	65,321
Advances	(131,926)	(275,484)	(483,187)
Credits due customers			(151,611)
Due from factor, net	$ 228,213	$ 390,186	$ 337,811